Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases

1 5 .	LEASES
The Company’s operating leases mainly related to land, offices facilities, IDC facilities and vehicles. For leases with terms greater than 12 months, the Company records the related asset and obligation at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options that are factored into the Company’s determination of lease payments when appropriate. As of December 31, 2021, finance leases were insignificant.
As of December 31, 2021, the weighted average remaining lease term was 16.7 years and weighted average discount rate was 4.43% for the Group’s operating leases.
Operating lease costs were RMB3.0 billion and RMB3.2 billion (US$501 million) for the years ended December 31, 2020 and 2021, respectively, which excluded short-term lease costs. Short-term lease costs were RMB427 million and RMB475 million (US$75 million) for the years ended December 31, 2020 and 2021, respectively. Variable lease cost was immaterial for the years ended December 31, 2020 and 2021. For the years ended December 31, 2020 and 2021, no lease costs for operating or finance leases were capitalized.
Supplemental cash flow information related to operating leases was as follows:

	For the years ended December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Cash payments for operating leases	5,187	4,238	665
ROU assets obtained in exchange for operating lease liabilities	2,841	4,434	696
Future lease payments under operating leases as of December 31, 2021 were as follows:

	Operating leases
	RMB	US$
	(In millions)
Year ending December 31,
2022	2,946	462
2023	2,307	362
2024	1,755	275
2025	1,070	168
2026	595	93
Thereafter	603	95

Total future lease payments	9,276	1,455
Less: Imputed interest	845	131

Total lease liability balance	8,431	1,324

As of December 31, 2021, additional operating leases that have not yet commenced were immaterial.